Long-term Debt (Narrative) (Details) (USD $)	12 Months Ended						3 Months Ended			3 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 18, 2013 Federal Home Loan Bank Advances [Member]	Dec. 31, 2012 Federal Home Loan Bank Advances [Member]	Dec. 31, 2013 Ownership Interest in Nonbank Subsidiary Trusts [Member]	Dec. 31, 2011 Wholly-owned subsidiary, Trust I [Member] Trust Capital Securities [Member] Commerce Bancorp LLC [Member]	Dec. 31, 2013 Wholly-owned subsidiary, Trust I [Member] Trust Capital Securities [Member] Commerce Bancorp LLC [Member]	Jun. 15, 2000 Wholly-owned subsidiary, Trust I [Member] Trust Capital Securities [Member] Commerce Bancorp LLC [Member]	Dec. 31, 2012 Wholly-owned subsidiary, Trust II [Member] Trust Capital Securities [Member] Commerce Bancorp LLC [Member]	Dec. 31, 2013 Wholly-owned subsidiary, Trust II [Member] Trust Capital Securities [Member] Commerce Bancorp LLC [Member]	Sep. 28, 2001 Wholly-owned subsidiary, Trust II [Member] Trust Capital Securities [Member] Commerce Bancorp LLC [Member]	Dec. 31, 2013 Wholly-owned subsidiary, Trust III [Member] Trust Capital Securities [Member]	Sep. 29, 2006 Wholly-owned subsidiary, Trust III [Member] Trust Capital Securities [Member]	Dec. 31, 2013 Wholly-owned subsidiary, Trust III [Member] Trust Capital Securities [Member] TD Bank [Member]
Debt Instrument [Line Items]
Face amount of long-term debt				$ 25,000,000.0					$ 5,000,000			$ 8,000,000		$ 15,000,000
Fixed percentage rate				1.01%					11.00%			10.00%		7.75%
Ownership percentage								100.00%			100.00%		100.00%
Long-term debt	15,800,000	40,800,000			25,000,000
Loans pledged as collateral on long-term debt					42,200,000
Debt repurchased and retired							5,000,000			8,000,000
Debt prepayment charge	0	140,000	75,000				75,000			140,000
Debt redemption price (percent)															100.00%
Debt qualified as Tier 1 capital															15,000,000
Other Long-term Debt						$ 800,000